Main Page (1)
TYPE				13F-HR
Period			06/30/04
Filer
		CIK		0001068860
		CCC		k3wta*zi
SUBMISSION-CONTACT
		NAME		R. Wernicke
		PHONE		860-767-9555

	Attached Documents Page (2)

FORM 13F

			FORM 13F COVER PAGE

	Report for the Quarter Ended: June 30, 2004

	Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

	[ ] adds new holdings entries.

	Institutional Investment Manager Filing this Report:

Name: 			Connecticut Investment Management, Inc.
Address:			P.O. Box 990
				Essex, CT  06426
13F File Number:		28-7318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robin Wernicke
Title:			Senior VP
Phone:			860-767-9555

Signature, Place, and Date of Signing:
Robin Wernicke
Essex, CT
August 3, 2004
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

	List Of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F information Table Value Total: $164,318